Nature Of Operations And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Significant Accounting Policies [Abstract]
Nature Of Operations And Significant Accounting Policies

Note 1. Nature of Operations and Significant Accounting Policies

RICI® Linked – PAM Advisors Fund, LLC (the Company) is a limited liability company organized under the Delaware Limited Liability Company Act. The Company engages in the speculative trading of commodity futures, options on futures, forward contracts and other derivatives on exchanges and markets located in the United States and abroad. These financial statements incorporate the financial condition, results of operations and changes in members' equity (net assets) of the Company as a whole as well as each Series of membership interest in the Company.

Series of membership interests: The Company is currently offering four series (each, a Series) of limited liability company interests (Interests): the RICI® Linked – PAM Total Index Series (Total Index Series), the RICI® Linked – PAM Agricultural Sector Series (Agricultural Sector Series), the RICI® Linked – PAM Energy Sector Series (Energy Sector Series), and the RICI® Linked – PAM Metals Sector Series (Metals Sector Series). Each Series invests substantially all of its assets in derivative contracts representing the commodity positions contained in the Rogers International Commodity Index® (Index), or a sub-index thereof. Each Series is designed to be a portfolio diversification option - not a complete investment program—for sophisticated investors seeking exposure to commodities. Currently, three Series have commenced trading, the RICI® Linked – PAM Total Index Series which began trading May 8, 2007, the RICI® Linked – PAM Agricultural Sector Series which began trading February 1, 2008 and the RICI® Linked – PAM Energy Sector Series which began trading January 1, 2010. At the end of July 2010, the Series ceased trading and all the investors in the RICI® Linked – PAM Energy Sector Series redeemed out of that Series.

The Company has been granted a license to use the Index pursuant to a sub-licensing arrangement. If the sub-license arrangement were to terminate and the Company lost use of the Index, the Company will have to terminate the offering of its Interests in the Company.

The Company operated under exemption pursuant to Regulation 4.7 under the Commodity Exchange Act (CEAct). Effective August 1, 2009 the Company no longer claims exemption and operates pursuant to Regulation 4.22 under the CEAct.

The Company is organized as a "series" limited liability company such that, pursuant to Section 18-215(b) of the Delaware Limited Liability Company Act, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Company generally or any other Series. Accordingly, the assets of one Series of the Company include only those funds and other assets that are paid to, held by or distributed to the Company on account of and for the benefit of that Series, including, without limitation, funds delivered to the Company for investment in that Series.

RICI® Linked – PAM Total Index Series: trading is comprised of three commodity product sectors encompassing 38 markets worldwide.

RICI® Linked – PAM Agricultural Sector Series: trading is comprised of one commodity product sector encompassing 22 agricultural markets worldwide.

RICI® Linked – PAM Energy Sector Series: trading is comprised of one commodity product sector encompassing 6 energy markets worldwide.

RICI® Linked – PAM Metals Sector Series: trading is comprised of one commodity product sector encompassing 10 metals markets worldwide.

Accounting policies: The Company follows generally accepted accounting principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition and results of operations.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's estimate regarding the carrying value of its receivable from MF Global, Inc. (Note 5) is a significant estimate and due to the uncertainty of future events, this estimate could change materially in the near term.

Cash and cash equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition.

Net asset value: "Net Asset Value" or "Net Assets" associated with each Series is the sum of all cash plus investments, at fair value, plus the liquidating value of all open commodity positions maintained by the Series plus interest receivable and other assets, less all liabilities of the Series determined in accordance with GAAP.

Securities and derivative financial instruments: Investments in securities and derivative financial instruments and related expenses are recorded on trade date and at fair value. Gains and losses are realized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract purchase price and market price) at the date of the statements of financial condition are included in equity in broker trading accounts as a net unrealized gain or loss, as there exists a right to offset. Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Brokerage commissions include clearing and exchange fees and are separately reported in the statements of operations.

Translation of foreign currencies: The Company's functional currency is the U.S. dollar; however, it transacts business in foreign currencies. Investments denominated in foreign currencies are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported as part of realized gains and losses in the statements of operations.

Subscriptions: Non-managing member subscriptions are presented in the statement of changes in members' equity (net assets), net of sales fees, if any.

Withdrawals payable: Withdrawals prior to month end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month end.

Ongoing offering expenses: Ongoing offering expenses are charged to expense as incurred.

Income taxes: No provision for income taxes has been made in these financial statements because members are individually responsible for reporting income or loss based on their respective shares in the Company's income and expenses as reported for income tax purposes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. The guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained "when challenged" or "when examined" by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. Through December 31, 2011, management has determined that there are no material uncertain income tax positions.

The Company is not subject to examination by U.S. Federal and state tax authorities for years before 2008.

Reclassification: Certain balances for the year ended December 31, 2010 have been reclassified to conform to the 2011 presentation with no effect on the results of operations.

Statement of cash flows: The Company has elected not to provide statements of cash flows as permitted by GAAP as all of the following conditions have been met:

During the year, substantially all of the Company's investments were highly liquid;

Substantially all of the Company's investments are carried at fair value;

The Company had little or no debt during the year; and

The Company's financial statements include a statement of changes in members' equity (net assets).

Recently issued accounting pronouncements: In November 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company's financial position or results of operations.